Leases (Details) - Schedule of weighted-average remaining lease term and the weighted-average discount rate of leases	Dec. 31, 2021
Schedule of weighted-average remaining lease term and the weighted-average discount rate of leases [Abstract]
Weighted-average remaining lease term	4 years 10 months 2 days
Weighted-average discount rate	4.75%